Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value Initial Fixed $100
							Investment Based on:
	Summary		Summary		Average Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Total	Total
	Table Total for	Actually Paid to	Table Total for	Actually Paid to	Table Total for	Actually Paid to	Shareholder	Shareholder	Net
	Former PEO	Former PEO	Current PEO	Current PEO	non-PEO NEOs	non-PEO NEOs	Return	Return	Income (Loss)	EBIT
Year	($)	($)(1)	($)	($)(1)	($)	($)(1)	($)(2)	($)(2)	($ millions)	($ millions)(3)
2025	—	—	11,462,530	18,058,885	2,461,782	3,285,739	123.96	87.49	(129)	707
2024	4,055,300	(5,559,909)	7,466,597	4,983,946	2,049,313	261,738	91.20	108.19	(106)	643
2023	11,779,768	14,408,779	—	—	2,842,148	2,967,069	137.84	109.91	(103)	943
2022	12,244,474	21,333,867	—	—	2,793,575	3,925,060	139.47	106.60	584	753
2021	10,794,495	6,373,916	—	—	2,480,792	1,992,573	101.26	139.20	149	680
(1)	Amounts represent compensation actually paid to the Company’s 2024 Chief Executive Officers (referred to in this section as the Former PEO (Mr. Lopez) and Current PEO (Mr. Hardie)) and the average compensation actually paid to the remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	Current PEO	Former PEO	Non-PEO NEOs

2025	Gordon J. Hardie	—	John A. Haudrich, Darrow A. Abrahams, Emmanuelle Guerin, Eduardo Restrepo, Giancarlo Currarino
2024	Gordon J. Hardie	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Giancarlo Currarino, Vitaliano Torno
2023	—	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Vitaliano Torno
2022	—	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Vitaliano Torno
2021	—	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Vitaliano Torno, Giancarlo Currarino

Compensation actually paid to the NEOs represents the “Total” compensation reported in the 2025 Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	Subtract amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	YE Value of Current Year Award Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Value as of Prior YE for Prior Year Award Forfeited During the Year	Change in Actuarial Value of Pension Benefits During Year	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total Adjustments
Current PEO
2025	(8,138,139)	11,884,898	2,788,300	61,296	—	—	—	6,596,355
Avg. Non-PEO NEOs
2025	(871,868)	1,273,273	509,885	18,787	—	(106,120)	—	823,957
(2)	For the relevant year, represents the cumulative TSR (the “Peer Group TSR”) of the following peer companies (which comprise a packaging group consisting of companies with lines of business or product end uses comparable to those of the Company for which market quotations are available): AptarGroup, Inc., Ardagh Group S.A., Ball Corporation, Crown Holdings, Inc., O-I Glass, Inc., Sealed Air Corporation, Silgan Holdings Inc., and Sonoco Products Company. TSR amounts reported in the graph (both for O-I’s TSR and for the Peer Group TSR) assume an initial fixed investment of $100 in common stock or in the peer group, as applicable, for the period beginning on December 31, 2020 through the end of the relevant fiscal year, and that all dividends, if any, were reinvested.

(3)	EBIT is a non-GAAP measure. See Appendix A for a calculation of this measure.

Company Selected Measure Name	EBIT
Named Executive Officers, Footnote
(1)	Amounts represent compensation actually paid to the Company’s 2024 Chief Executive Officers (referred to in this section as the Former PEO (Mr. Lopez) and Current PEO (Mr. Hardie)) and the average compensation actually paid to the remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	Current PEO	Former PEO	Non-PEO NEOs

2025	Gordon J. Hardie	—	John A. Haudrich, Darrow A. Abrahams, Emmanuelle Guerin, Eduardo Restrepo, Giancarlo Currarino
2024	Gordon J. Hardie	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Giancarlo Currarino, Vitaliano Torno
2023	—	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Vitaliano Torno
2022	—	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Vitaliano Torno
2021	—	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Vitaliano Torno, Giancarlo Currarino

Peer Group Issuers, Footnote
(2)	For the relevant year, represents the cumulative TSR (the “Peer Group TSR”) of the following peer companies (which comprise a packaging group consisting of companies with lines of business or product end uses comparable to those of the Company for which market quotations are available): AptarGroup, Inc., Ardagh Group S.A., Ball Corporation, Crown Holdings, Inc., O-I Glass, Inc., Sealed Air Corporation, Silgan Holdings Inc., and Sonoco Products Company. TSR amounts reported in the graph (both for O-I’s TSR and for the Peer Group TSR) assume an initial fixed investment of $100 in common stock or in the peer group, as applicable, for the period beginning on December 31, 2020 through the end of the relevant fiscal year, and that all dividends, if any, were reinvested.

Adjustment To PEO Compensation, Footnote

Compensation actually paid to the NEOs represents the “Total” compensation reported in the 2025 Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	Subtract amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	YE Value of Current Year Award Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Value as of Prior YE for Prior Year Award Forfeited During the Year	Change in Actuarial Value of Pension Benefits During Year	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total Adjustments
Current PEO
2025	(8,138,139)	11,884,898	2,788,300	61,296	—	—	—	6,596,355
Avg. Non-PEO NEOs
2025	(871,868)	1,273,273	509,885	18,787	—	(106,120)	—	823,957

Non-PEO NEO Average Total Compensation Amount	$ 2,461,782	$ 2,049,313	$ 2,842,148	$ 2,793,575	$ 2,480,792
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,285,739	261,738	2,967,069	3,925,060	1,992,573
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to the NEOs represents the “Total” compensation reported in the 2025 Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	Subtract amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	YE Value of Current Year Award Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Value as of Prior YE for Prior Year Award Forfeited During the Year	Change in Actuarial Value of Pension Benefits During Year	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total Adjustments
Current PEO
2025	(8,138,139)	11,884,898	2,788,300	61,296	—	—	—	6,596,355
Avg. Non-PEO NEOs
2025	(871,868)	1,273,273	509,885	18,787	—	(106,120)	—	823,957

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table

Management believes the following performance measures represent the most important financial performance measures used by the Company to link compensation actually paid to its NEOs for the fiscal year ended December 31, 2025:

●	EBIT,
●	FCF,
●	ROIC,
●	EPS,
●	TSR, and
●	r-TSR

Total Shareholder Return Amount	$ 123.96	91.2	137.84	139.47	101.26
Peer Group Total Shareholder Return Amount	87.49	108.19	109.91	106.6	139.2
Net Income (Loss)	$ (129,000,000)	$ (106,000,000)	$ (103,000,000)	$ 584,000,000	$ 149,000,000
Company Selected Measure Amount	707,000,000	643,000,000	943,000,000	753,000,000	680,000,000
PEO Name	Gordon J. Hardie
Measure:: 1
Pay vs Performance Disclosure
Name	EBIT
Non-GAAP Measure Description
(3)	EBIT is a non-GAAP measure. See Appendix A for a calculation of this measure.

Measure:: 2
Pay vs Performance Disclosure
Name	FCF
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	EPS
Measure:: 5
Pay vs Performance Disclosure
Name	TSR
Measure:: 6
Pay vs Performance Disclosure
Name	r-TSR
Gordon J. Hardie
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,462,530	$ 7,466,597
PEO Actually Paid Compensation Amount	18,058,885	4,983,946
Andres A. Lopez
Pay vs Performance Disclosure
PEO Total Compensation Amount		4,055,300	$ 11,779,768	$ 12,244,474	$ 10,794,495
PEO Actually Paid Compensation Amount		$ (5,559,909)	$ 14,408,779	$ 21,333,867	$ 6,373,916
PEO | Gordon J. Hardie
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,596,355
PEO | Gordon J. Hardie | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,138,139)
PEO | Gordon J. Hardie | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,884,898
PEO | Gordon J. Hardie | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,788,300
PEO | Gordon J. Hardie | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,296
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	823,957
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,120)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(871,868)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,273,273
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	509,885
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 18,787